Filed Pursuant to Rule 497
Registration No. 333-176182

VII Peaks-KBR Co-OptivistTM Income BDC II, Inc.

Supplement No. 3 dated July [•  ], 2012

to

Prospectus dated March 9, 2012

This Supplement No. 3 contains information that amends, supplements, or modifies certain information contained in the Prospectus of VII Peaks-KBR Co-OptivistTM Income BDC II, Inc. (the “Company,” “we,” “us,” or “our”) dated March 9, 2012 (the “Prospectus”) and replaces Supplement No. 1, dated April 17, 2012 and Supplement No. 2, dated June 11, 2012.

You should carefully consider the “Risk Factors” beginning on page 23 of the Prospectus before you decide to invest.

Status of Our Offering

On July 10, 2012, we announced that we successfully achieved our minimum offering requirement of raising $1 million from purchasers not affiliated with us or VII Peaks-KBR BDC Advisor II, LLC, our investment adviser. As a result and pursuant to the terms of the Escrow Agreement we entered into with UMB Bank, N.A., subscriber funds held in escrow were released to us and we admitted our first investors as stockholders.

Closings and Issuances of Shares

Our board of directors approved resolutions allowing us to hold closings and issue shares on a semi-monthly basis, rather than a monthly basis.

In connection with this, the Prospectus is amended as follows:

This supplement replaces the last sentence in the second paragraph on page 9 of the Prospectus under the heading, “Summary — How to Subscribe” with the following:

We anticipate closing on subscriptions received and accepted by us on a semi-monthly basis.

This supplement replaces the paragraph on page 21 of the Prospectus under the heading, “Q: At what periodic frequency will we accept and close on subscriptions?” with the following:

We anticipate closing on subscriptions received and accepted by us on a semi-monthly basis.

This supplement replaces the first sentence of the paragraph on page 34 of the Prospectus under the heading, “Risk Factors — Investors will not know the purchase price per share at the time they submit their subscription agreements and could pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share” with the following:

The purchase price at which you purchase shares will be determined at each semi-monthly closing date to ensure that the sales price is equal to or greater than the net asset value of our shares, after deducting selling commissions and dealer manager fees.

This supplement replaces the fourth sentence of the first paragraph on page 43 of the Prospectus under the heading, “Discussion of the Company’s Expected Operating Plan — Financial Condition, Liquidity and Capital Resources” with the following:

In connection with each semi-monthly closing on the sale our shares pursuant to this prospectus on a continuous basis, our board of directors or a committee thereof is required to make the determination that we are not selling our shares at a price below our then current net asset value within 48 hours of the time that we price our shares.

This supplement replaces the second sentence of the first paragraph on page 82 of the Prospectus under the heading, “Determination of Net Asset Value — Determinations in Connection With Offerings” with the following:

To the extent that the net asset value per share increases subsequent to the last semi-monthly closing, the price per share may increase.

This supplement replaces the fourth sentence of the first paragraph on page 82 of the Prospectus under the heading, “Determination of Net Asset Value — Determinations in Connection With Offerings” with the following:

In connection with each semi-monthly closing on the sale of shares of our common stock offered pursuant to this prospectus on a continuous basis, the board of directors or a committee thereof is required within 48 hours of the time that each closing and sale is made to make the determination that we are not selling shares of our common stock at a price which, after deducting selling commissions and dealer manager fees, is below our then current net asset value per share.

This supplement replaces the last sentence of the second paragraph on page 108 of the Prospectus under the heading, “How to Subscribe” with the following:

We expect to close on subscriptions received and accepted by us on a semi-monthly basis.

This supplement replaces the third sentence of the second paragraph on page 109 of the Prospectus under the heading, “Tender Offer Program” with the following:

In months in which we repurchase shares, we will conduct repurchases on the same date that we hold our semi-monthly closing for the sale of shares in this offering.

Amendment to Pricing Policy

Our board of directors adopted a change to our pricing policy, effective as of our next closing of shares. Our pricing policy is set forth below:

“Shares will be sold on a continuous basis at a price of $10.00 per share; however, to the extent that our NAV increases, we will sell at a price necessary to ensure that shares are not sold at a price, after deduction of selling commissions and dealer manager fees, that is below NAV per share. In the event of a material decline in our NAV per share, which we consider to be a 5.0% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. A decline in our NAV per share to an amount more than 5.0% below our current offering price, net of selling commissions and dealer manager fees, creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with its management, reasonably and in good faith determines that the decline in NAV per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) NAV per share decreases to more than 5.0% below our current net offering price and (ii) our board of directors believes that such decrease in NAV per share is the result of a non-temporary movement in the credit markets or the value of our assets, the board of directors will undertake to establish a new net offering price that is not more than 5.0% above our NAV per share. If our board of directors determines that the decline in our NAV per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common stock at an offering price per share, net of selling commissions and dealer manager fees, which represents a premium to the NAV per share of greater than 5.0%.”

In connection with the revision to our pricing policy, the Prospectus is amended as follows:

This supplement adds the following sentence immediately after the first sentence of the fifth paragraph of the cover page:

In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly.

This supplement adds the following sentence immediately after the first sentence of the first paragraph on page 2 of the Prospectus under the heading, “Summary — The Offering”:

In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. See “Plan of Distribution” for more information about our pricing policy.

This supplement adds the following sentence immediately after the third sentence of the first paragraph on page 43 of the Prospectus under the heading, “Discussion of the Company’s Expected Operating Plan — Financial Condition, Liquidity and Capital Resources”:

In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly.

This supplement adds the following sentence immediately after the first sentence of the first paragraph on page 82 of the Prospectus under the heading, “Determination of Net Asset Value — Determinations in Connection With Offerings”:

In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. A decline in our NAV per share to an amount more than 5.0% below our current offering price, net of selling commissions and dealer manager fees, creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with its management, reasonably and in good faith determines that the decline in NAV per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) NAV per share decreases to more than 5.0% below our current net offering price and (ii) our board of directors believes that such decrease in NAV per share is the result of a non-temporary movement in the credit markets or the value of our assets, the board of directors will undertake to establish a new net offering price that is not more than 5.0% above our NAV per share. If our board of directors determines that the decline in our NAV per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common stock at an offering price per share, net of selling commissions and dealer manager fees, which represents a premium to the NAV per share of greater than 5.0%.

This supplement adds the following sentence immediately after the third sentence of the second paragraph on page 104 of the Prospectus under the heading, “Plan of Distribution — Minimum Offering Requirement”:

In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. A decline in our NAV per share to an amount more than 5.0% below our current offering price, net of selling commissions and dealer manager fees, creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with its management, reasonably and in good faith determines that the decline in NAV per share is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) NAV per share decreases to more than 5.0% below our current net offering price and (ii) our board of directors believes that such decrease in NAV per share is the result of a non-temporary movement in the credit markets or the value of our assets, the board of directors will undertake to establish a new net offering price that is not more than 5.0% above our NAV per share. If our board of directors determines that the decline in our NAV per share is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common stock at an offering price per share, net of selling commissions and dealer manager fees, which represents a premium to the NAV per share of greater than 5.0%.

Investment Committee

On July 9, 2012, Stephen F. Shea, Managing Partner of VII Peaks Capital, LLC, was named to our investment committee.

In connection with Mr. Shea’s appointment to our investment committee, the Prospectus is amended as follows:

This supplement replaces the last sentence in the second paragraph on page 2 of the Prospectus under the heading, “Summary — Our Manager” with the following:

Our investment committee currently consists of Mr. Chandhoke, our Chief Executive Officer, Mr. Fang, and Mr. Shea.

This supplement replaces the last sentence in the second paragraph on page 49 of the Prospectus under the heading, “Business — Our Manager” with the following:

Our investment committee currently consists of Mr. Chandhoke, our Chief Executive Officer, Mr. Fang, and Mr. Shea.

This supplement replaces the last sentence in the first paragraph on page 53 of the Prospectus under the heading, “Business — Investment Selection Process” with the following:

Our investment committee currently consists of Mr. Chandhoke, our Chief Executive Officer, Mr. Fang, and Mr. Shea.

This supplement replaces the first sentence in the first paragraph on page 63 of the Prospectus under the heading, “Portfolio Management — ” with the following:

The management of our investment portfolio is the responsibility of our investment committee, which is currently composed of Mr. Chandhoke, our Chief Executive Officer, Mr. Fang, and Mr. Shea.

This supplement adds the following after the fourth paragraph on page 63 of the Prospectus under the heading, “Portfolio Management — Investment Personnel”:

Stephen F. Shea

Mr. Shea is a Managing Partner of VII Peaks Capital. Prior to VII Peaks, Mr. Shea worked as a consultant with investment banking and venture/private equity teams and helped registered investment advisers integrate and build out offerings into distribution channels with his long standing connections at a number of wire houses. Mr. Shea also advised hedge funds on new seeding opportunities in the commodities/futures space. Prior to his consulting work, Mr. Shea was Vice President of Institutional Sales RIA Team for Fidelity Investments in San Francisco, spending the majority of his time as a director of sales for Institutional Investment Managers, RIA wealth management teams and banks and trust companies. In addition, Mr. Shea was responsible for the signing, business development and retention of SEC registered RIA relationships in San Francisco and the Pacific Northwest. Prior to working for Fidelity Investments, Mr. Shea worked for Wentworth, Hauser and Violich Investment Counsel. At Wentworth, Mr. Shea was a member of Stock Selection and Investment Policy committees. He co-developed an open architecture WRAP, Sub-Advised, RIA platform. Before that, Mr. Shea worked at Deutsche Bank/Alex Brown. At Deutsche Bank/Alex Brown, Mr. Shea acted as a lead broker for many of the top technology executives.

Mr. Shea holds a Bachelor of Science in Business and Finance from St. Mary’s College in California.

This supplement adds the following as the last line of the table in the sixth paragraph on page 63 of the Prospectus under the heading, “Portfolio Management — Investment Personnel”:

Stephen F. Shea	None

This supplement replaces the last sentence in the second paragraph on page 65 of the Prospectus under the heading, “Investment Advisory Agreement — Overview of Our Manager” with the following:

Our investment committee currently consists of Mr. Chandhoke, our Chief Executive Officer, Mr. Fang, and Mr. Shea.

Appointment of New CFO

On June 27, 2012, Joseph M. Doncheski, our Chief Financial Officer, Secretary and Treasurer, tendered his resignation to our board of directors. Mr. Doncheski’s resignation was effective as of July 3, 2012. On July 3, 2012, our board of directors appointed Cecilia Shea to replace Mr. Doncheski as our Chief Financial Officer, Secretary and Treasurer. Ms. Shea’s appointment was effective as of July 3, 2012.

In connection with Mr. Doncheski’s resignation and Ms. Shea’s appointment, the Prospectus is amended as follows:

This supplement replaces the second line in the table on page 57 of the Prospectus under the heading, “Management — Biographical Information — Executive Officers,” currently referring to Mr. Doncheski, with the following:

Cecilia Shea	55	Chief Financial Officer, Secretary and Treasurer.

This supplement replaces the heading,“Management — Biographical Information — Executive Officers — Joseph Doncheski” on page 58 of the Prospectus, as well as the paragraph thereunder, with the following:

Cecilia Shea

Ms. Shea has served as a consulting Chief Financial Officer at KBR Capital Partners since May 2012. Prior to this, beginning in June 2011, she served as Chief Financial Officer and Chief Compliance Officer for Pagemill Partners, responsible for financial, administrative and compliance matters, as well as providing guidance on strategic management. Her position ended in March, 2012 when Pagemill Partners was acquired by Duff and Phelps. Prior to Pagemill Partners, Ms. Shea was affiliated with SVB Financial Group for almost nine years, eight as an employee, from May 2002 to May 2010, and eight months as a contractor for SVB Securities, from October 2010 to April 2011. At SVB Financial Group, she held progressive positions of responsibility such as Chief Administration Officer and Chief Financial Officer of SVB Analytics, Finance Project Manager for the general ledger conversion, Director of Finance for SVB Alliant, Assistant Controller, and Regulatory Reporting Manager.

Ms. Shea received her Bachelor of Science in Business Administration, with an emphasis in accounting, from the University of San Francisco. She is registered with FINRA with Series 7, 24, 27, 79 and 99 licenses. Ms. Shea is not related to Stephen F. Shea who is a member of our investment committee.

This supplement replaces the fourth line in the table on page 75 of the Prospectus under the heading “Control Persons and Principal Shareholders,” currently referring to Mr. Doncheski, with the following:

Cecilia Shea	—	—%

KBR Capital Partners’ acquisition of KBR Capital Markets, LLC

On June 20, 2012, the Financial Industry Regulatory Authority (“FINRA”) completed its review of the acquisition by KBR Capital Partners, LLC of KBR Capital Markets, LLC, the dealer manager in our offering.

In connection with FINRA’s completion of its review of such transaction, the Prospectus is amended as follows:

The sentence, on page 3 under the heading, “Summary — Our Affiliates,” that reads, “Notwithstanding the completion of this transfer of assets, FINRA is continuing its review of the transaction and has the ability to impose certain restrictions or conditions upon the dealer manager or even disapprove the transaction and require the transfer to be unwound.” is hereby removed from the Prospectus.

The sentence, on page 9 under the heading, “Summary — Our Dealer Manager,” that reads, “Notwithstanding the completion of this transfer of assets, FINRA is continuing its review of the transaction and has the ability to impose certain restrictions or conditions upon the dealer manager or even disapprove the transaction and require the transfer to be unwound.” is hereby removed from the Prospectus.

The sentence, on page 21 under the heading, “Q: Who is KBR Capital Markets, LLC?,” that reads, “Notwithstanding the completion of this transfer of assets, FINRA is continuing its review of the transaction and has the ability to impose certain restrictions or conditions upon the dealer manager or even disapprove the transaction and require the transfer to be unwound.” is hereby removed from the Prospectus.

The sentence, on page 49 under the heading, “Business — Our Affiliates,” that reads, “Notwithstanding the completion of this transfer of assets, FINRA is continuing its review of the transaction and has the ability to impose certain restrictions or conditions upon the dealer manager or even disapprove the transaction and require the transfer to be unwound.” is hereby removed from the Prospectus.

Below are other amendments to our Prospectus:

Cover Page

This supplement adds the following language to the end of the final paragraph on the cover page:

“Except as specifically required by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, the use of forecasts is prohibited and any representation to the contrary and any predictions, written or oral, as to the amount or certainty of any present or future cash benefit or tax consequence which may flow from an investment in our common stock is not permitted.”

Summary

This supplement replaces the last sentence in the second paragraph on page 3 of the Prospectus under the heading, “Summary — Our Affiliates” with the following:

Our Director, Bhavin Shah, is a shareholder of KBR Capital Partners, Inc., and co-controls KBR Capital Partners, LLC, which wholly-owns KBR Capital Markets. Mr. Shah has no involvement in the day to day management or operations of KBR Capital Markets.

This supplement replaces the fourth bullet point of the first paragraph on page 5 of the Prospectus under the heading, “Summary — Risk Factors” with the following:

Our share repurchase program may be suspended or terminated at any time.

This supplement relocates the entire section entitled, “Summary — Risk Factors” from page 5 of the Prospectus to page 4 of the Prospectus, immediately preceding the section entitled “Summary — Market Opportunity.”

This supplement replaces the fourth sentence in the paragraph on page 8 of the Prospectus under the heading, “Summary — Distribution Reinvestment Plan” with the following:

Your distribution amount will purchase shares of our common stock at 95% of the price that the shares are sold in the offering at the closing immediately following the distribution date.

Risk Factors

This supplement adds the following paragraph after the first full paragraph on page 28 of the Prospectus under the heading, “Risk Factors — If we internalize our management functions, your interest in us could be diluted, and we could incur other significant costs associated with being self-managed.”

In recent years, management internalization transactions have been the subject of shareholder litigation. Shareholder litigation can be costly and time-consuming, and there can be no assurance that any litigation expenses we might incur if we were to internalize our management functions would not be significant or that the outcome of litigation would be favorable to us. Any amounts we are required to expend defending any such litigation will reduce our net investment income.

Business

This supplement adds the following language to the end of the first paragraph on page 48 under the heading, “Business — Overview”:

“Despite our rights to the name “Co-Optivist,” we do not have the exclusive right to use the “co-optivist” investment strategy described in this prospectus.”

This supplement replaces the last sentence in the second paragraph on page 49 of the Prospectus under the heading, “Business — Our Affiliates” with the following:

Our Director, Bhavin Shah, is a shareholder of KBR Capital Partners, Inc., and co-controls KBR Capital Partners, LLC, which wholly-owns KBR Capital Markets. Mr. Shah has no involvement in the day to day management or operations of KBR Capital Markets.

Portfolio Management

This supplement replaces in its entirety the final sentence of the first paragraph on page 64 under the heading, “Portfolio Management — VII Peaks’ Advisory Board”:

“While VII Peaks expects to consult frequently with its Advisory Board members regarding advice and insight on a wide variety of topics and specialty areas, the Advisory Board members will not be involved in the investment decisions of the Manager and are not compensated for their services.”

Investment Advisory Agreement

This supplement amends the paragraph on page 70 of the Prospectus under the heading, “Investment Advisory Agreement — Indemnification” by replacing the paragraph with the following:

Our charter and the investment advisory agreement provide that our Manager and its officers, directors, controlling persons and any other person or entity affiliated with, or acting on behalf of, our Manager (each an “Indemnified Party” and, collectively the “Indemnified Parties”) shall not be entitled to indemnification (including reasonable attorneys’ fees and amounts reasonably paid in settlement) for any liability or loss suffered by the Indemnified Parties, nor shall the Indemnified Parties be held harmless for any loss or liability suffered by us, unless (i) the Indemnified Party has determined, in good faith, that the course of conduct which caused the loss or liability was in our best interests, (ii) the Indemnified Party was acting on behalf of or performing services for us, (iii) the liability or loss suffered was not the result of willful misfeasance, bad faith, or gross negligence by the Indemnified Party, and (iv) such indemnification or agreement to hold harmless for any loss or liability suffered is recoverable only out of our net assets and not from our stockholders.

Distribution Reinvestment Plan

This supplement replaces the first sentence in the fifth paragraph on page 84 of Prospectus under the heading, “Distribution Reinvestment Plan” with the following:

Your distribution amount will purchase shares of our common stock at 95% of the price that the shares are sold in the offering at the closing immediately following the distribution date.

Suitability Standards

This supplement adds the following to the first sentence of the fourth paragraph on page 106 of the Prospectus under the heading, “Suitability Standards”:

Our Sponsor, as well as those selling shares on our behalf and selected dealers and registered investment advisers recommending the purchase of shares in this offering are required to make every reasonable effort to determine that the purchase of shares in this offering is a suitable and appropriate investment for each investor based on information provided by the investor regarding the investor’s financial situation and investment objectives and must maintain records for at least six years of the information used to determine that an investment in the shares is suitable and appropriate for each investor.

This supplement adds the following after the first sentence of the fourth paragraph on page 106 under the heading, “Suitability Standards”:

Relevant information for this purpose will include at least the age, investment objectives, investment experience, income, net worth, financial situation and other investments of the prospective investor, as well as other pertinent factors.

This supplement replaces the eighth bullet point of the fourth paragraph on page 106 of the Prospectus under the heading, “Suitability Standards” with the following:

•	the risk that you may lose your entire investment; and

This supplement adds the following state suitability standards to page 107 of the Prospectus:

Iowa — Investors who reside in the state of Iowa must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, an Iowa investor’s total investment in us shall not exceed 10% of his or her net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities and is exclusive of home, auto and furnishings.

Massachusetts — It is recommended by the Massachusetts Securities Division that Massachusetts investors not invest, in the aggregate, more than 10% of their liquid net worth in us and other non-traded business development companies or non-traded direct participation programs. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

New Jersey — In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends that an investor’s aggregate investment in this offering and similar offerings not exceed 10% of the investor’s liquid net worth. For this purpose “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents in readily marketable securities.

New Mexico — In addition to the suitability standards above, an investor in the state of New Mexico must limit his or her investment in us and our affiliates to 10% of his or her net worth.

Available Information

This supplement adds the following language to the end of the first paragraph on page 111 under the heading, “Available Information”:

“Any stockholder and its designated representative are permitted access to our records to which it is entitled under applicable law at all reasonable times, and may inspect and copy any of them for a reasonable charge. Please see our charter and bylaws for additional information regarding stockholders’ right to access our records.”

Form of Subscription Agreement

This supplement replaces in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus as well as any Form of Subscription Agreement subsequently filed with Supplement No. 1 to the Prospectus, dated April 17, 2012 and Supplement No. 2 to the Prospectus, dated June 11, 2012.

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS

SUBSCRIPTION AGREEMENT

Shares Of Common Stock Of VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. (sometimes referred to herein as the "Company"), set forth below.

1. INVESTMENT

☐ Initial Investment *($5,000 minimum)* ☐ Additional Investment *($500 minimum)* ☐ NAV or Net of commission Investment

Subscription Amount $ ____________

2. OWNERSHIP *(Select only one)*

☐ **Individual** ☐ **Joint Tenants with Right of Survivorship** ☐ **Pension Plan** ☐ **Trust** *(Complete Appendix A on page A-5)*

☐ **Non-Profit Organization** ☐ **Corporation or Partnership** *(Complete Appendix B on page A-6)*

☐ **UGMA: State of** _______ ☐ **UTMA: State of** _______ ☐ **Other** *(Specify and include title pages)* ____________

☐ **Custodial Account*:** ☐ **IRA** ☐ **SEP/IRA** ☐ **ROTH/IRA** ☐ **OTHER:** ____________

Name of Custodian: ____________ **Account #:** ____________

Mailing Address: ____________

3. INVESTOR INFORMATION

A. Individual/Beneficial Owners (Trust/Corporation/Partnership)

Name of the entity			Tax ID Number
First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*		Date of Birth (MM,DD,YYYY)*	Daytime Phone Number

B. Joint Investor/Minor

First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*		Date of Birth (MM,DD,YYYY)*	Daytime Phone Number

C. Transfer on death beneficiary *(Individual or Joint Tenant Accounts Only)*

First Name	(MI)	Last Name	Social Security Number	___Primary	___%
First Name	(MI)	Last Name	Social Security Number	___Primary	___%

4. ADDRESS

A. Investor's Mailing Address/Address of Record

Street Address			
City	State	Zip Code	If Non-U.S., Specify Country

B. Joint Investor's Mailing Address *(If different than address of record)*

Street Address			
City	State	Zip Code	If Non-U.S., Specify Country

5. DISTRIBUTIONS *(IRA accounts may not direct distributions without the custodian's approval)*

☐ I choose to participate in the Company's DRIP - Distribution Reinvestment Plan.*

☐ I choose to have distributions deposited in a checking/savings/ IRA/ brokerage account or sent to the custodian for the benefit of the investor.**

☐ I choose to have distributions mailed to me at the address listed in section 4.

☐ I choose to have distributions mailed to me at the following address: ____________

____

____

** Each investor that elects to have his or her distributions reinvested in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.'s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.*

*** Complete the information below: I authorize the Company or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.*

A-1 2012_v4

Please attach voided pre-printed check from the below referenced account where funds from distribution are to be sent here **

Name of Financial Institution		Account Type
Mailing Address	City/State	Zip Code
ABA Routing Number	Account Number	
Signature of Individual/Trustee/Beneficial Owner	Signature of Joint Owner	

6. ELECTRONIC DELIVERY OF REPORTS AND UPDATES *(You will not receive paper mailings)*

In lieu of receiving documents by mail, I authorize the Company to make available on its website at www.viipeaks-kbr.com its monthly, quarterly and annual reports, supplements, announcements or other documents required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. Any documents not uploaded and made readily available on the website will be e-mailed to the address identified below. (Any investor who elects the Electronic Delivery option must provide a valid e-mail address, and such investor shall be responsible for notifying the Company in writing should such account relating to the e-mail address be terminated or changed.) The e-mail address for receipt of notifications as outlined above is:

E-mail address	Initials

7. REPRESENTATIONS, WARRANTIES AND COVENANTS OF INVESTOR

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the Company to accept this Subscription Agreement and as further consideration for such acceptance, I hereby represent and warrant as follows:

	Owner *(Initials)*	Joint Owner *(Initials)*
a) I have received the final prospectus (as amended or supplemented as of the date hereof) for VII Peaks - KBR Co-Optivist™ Income BDC II, Inc. at least five business days prior to the signing of this subscription agreement.		
b) I have (i) a net worth of at least \$250,000 or (ii) a net worth of at least \$70,000 and a gross annual income of at least \$70,000. (Net worth does not include home, furnishings and personal automobiles.)		
c) If I am (we are) a resident of **Alabama**, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in the Company and other similar programs.		
d) If I am (we are) a resident of **California**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company to 10% of my (our) net worth (excluding home, furnishings and automobiles).		
e) If I am (we are) a resident of **Iowa**, I (we) have either (i) a liquid net worth of \$85,000 and annual gross income of \$85,000 or (ii) a liquid net worth of \$300,000. Additionally, my (our) total investment in the Company shall not exceed 10% of my (our) net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities and is exclusive of home, auto and furnishings.		
f) If I am (we are) a resident of **Kansas**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.		
g) If I am (we are) a resident of **Kentucky**, I (we) certify that I (we) have either (i) a liquid net worth of \$85,000 and annual gross income of \$85,000 or (ii) a liquid net worth of \$300,000. Additionally, I (we) certify that my (our) total investment in the Company shall not exceed 10% of my (our) liquid net worth.		
h) If I am (we are) a resident of **Maine**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth.		
i) If I am (we are) a resident of **Massachusetts**, I (we) certify that my (our) aggregate investment in this offering, offerings by other non-traded business development companies and offerings by other non-traded direct participating programs does not exceed, in the aggregate, more than 10% of my (our) liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily available marketable securities.		
j) If I am (we are) a resident of **New Jersey**, I (we) certify that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.		
k) If I am (we are) a resident of **New Mexico**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.		
l) If I am (we are) a resident of **North Dakota**, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company and its affiliates and that I (we) meet one of the established suitability standards.		

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Owner (*initials*)	Joint Owner (*initials*)
m) If I am (we are) a resident of **Oregon**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.		
n) If I am (we are) a resident of **Oklahoma**, I (we) certify that my (our) aggregate investments in the Company is not more than 10% of my (our) net worth (excluding home, home furnishings and automobiles).		
o) If I am (we are) a resident of **Tennessee**, I (we) certify that my (our) aggregate investments in the Company and other non-traded business development companies is not more than 10% of my (our) net worth.		
p) I am (we are) purchasing shares for my (our) own account.		
q) I (we) acknowledge that the shares are not liquid, there is no public market for the shares, and I (we) may not be able to sell the shares.		
r) I am either purchasing the shares for my own account, or if I am purchasing shares on behalf of a trust/other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.		

SUBSTITUTE IRS FORM W-9 CERTIFICATION

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). **NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.**
The Internal Revenue Service does not require your consent to any provision of this document other than this certification, which is required to avoid backup withholding.

In addition, you understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus.

By signing below, you also acknowledge that you do not expect to be able to sell your shares regardless of how we perform. We do not intend to list our shares on any securities exchange for the foreseeable future, and we do not expect a secondary market in our shares to develop. As a result, you should not expect to be able to resell your shares regardless of how we perform. If you are able to sell your shares, you will likely receive less than your purchase price. We intend to implement a tender offer program, but only a limited number of shares will be eligible for repurchase by us. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until we complete a liquidity event, which we intend to seek to complete within five years following the completion of our offering stage. There is no assurance that we will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in our shares is not suitable for investors that require short-term liquidity.

Owner or authorized person: Print Name	Signature	Date
Owner or authorized person: Print Name	Signature	Date
Signature of Custodian (if applicable)		Date

8. BROKER-DEALER OR REGISTERED INVESTMENT ADVISOR (RIA) INFORMATION *(All fields mandatory)*

The undersigned confirm on behalf of the Broker-Dealer or Registered Investment Advisor that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares.

The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm's existing ***Anti-Money Laundering Program and Customer Identification Program in accordance with Section 326 of the USA PATRIOT ACT.***

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Broker-Dealer or RIA Firm Name	Financial Advisor Name	
Financial Advisor Mailing Address		
Advisor Number	Branch CRD Number	
E-Mail Address	Telephone	Facsimile
Financial Advisor Signature		Date
Branch Manager Signature		Date

9. INVESTMENT INSTRUCTIONS

☐ **By Wire Transfer:**
Account Name: Phoenix American Financial Services, Inc.
as trustee for KBR Capital Partners, Inc.
Account Number: 0 2 5 5 6 1 6 7 0
Routing Number: 1 2 1 1 0 0 7 8 2
Bank Name: Bank of the West
Bank Location: Walnut Creek, CA

☐ **Custodial Accounts:**
Forward this subscription agreement directly to your current custodian of assets.

☐ **By Mail:**
VII Peaks-KBR Co-Optivist Income BDC II, Inc.
Phoenix American Financial Services, Inc.
Attn: VII PEAKS-KBR BDC II Service Team
2401 Kerner Blvd., San Rafael, California 94901
Telephone: 877-700-0527 (877-7000-KBR)
Facsimile: 415-485-4553
Make all checks payable to:
VII Peaks-KBR Co-Optivist Income BDC II, Inc.

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK

Containing the information required by Section 2-221 of the Maryland General Corporation Law

To: Stockholder
From: VII Peaks-KBR Co-OptivistTM Income BDC II, Inc.

Shares of Common Stock, $0.001 par value per share

VII Peaks-KBR Co-OptivistTM Income BDC II, Inc., a Maryland Corporation (the "Corporation"), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the "Shares") that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The shares do not have physical certificate. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the shares. All capitalized terms not defined herein have the meanings set forth in the Corporation's Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of shares of the Corporation on request, and without charge. Requests for such a copy may be directed to the Secretary of Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by section 2-221 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set , and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of Corporation at its principal office.

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APPENDIX A - TRUSTEE CERTIFICATION OF INVESTMENT POWERS

To be completed only by Trust Subscribers

This form may be used in connection with investments held by a trust in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

TRUST INFORMATION

Complete Name of the Trust:		
Date of the Trust:	Date of the Latest Amendment:	Revocable/ Living Trust (YES/NO):

AUTHORIZED INDIVIDUAL(S)

You are authorized to accept orders and other instructions from those individuals or entities listed below, unless their authority is expressly limited on this certification (attach extra pages, if necessary.)

Please select one of the following three options:

- ☐ The Trustee(s) listed below may act as a majority as provided in the trust document referenced above.
- ☐ The Trustee(s) listed below may act independently as provided in the trust document referenced above.
- ☐ The Trustee(s) listed below must act collectively as provided in the trust document referenced above.

INVESTMENTS PERMITTED

(a) We certify that we have the power under the Trust and applicable law to enter into transactions involving the establishment and modification of subscriptions pertaining to investments in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. in respect of which the Trust has submitted a subscription agreement.

(b) We understand you, at your sole discretion and for your sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any individual Trustee. We, the Trustee(s), jointly and severally shall indemnify you and hold you harmless from any liability for effecting any orders, transactions and instructions, if you act pursuant to instructions you believe to have been given by any of the authorized individuals listed under Section 4 below.

(c) We agree to inform you in writing of any amendment to the Trust that affects its interest in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. or its actions in respect thereto, or any change in the composition of the Trustee(s), or any other event that could materially alter the certifications made above. You may rely on the continued validity of this certification indefinitely absent actual receipt of such notice.

TRUSTEE SIGNATURES

All Trustees must sign. Should only one person execute this agreement, it shall constitute a representation that the signer is the sole Trustee. Attach extra pages if necessary.

Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date

SUCCESSOR TRUSTEES Please complete this section if applicable.

Successor Trustees:
Successor Trustees:
Successor Trustees:
Successor Trustees:

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APPENDIX B - CORPORATE/LLC/LP RESOLUTION

To be completed only by Corporate/LLC/LP Subscribers

This form may be used by any new/current investor(s) (an "Investor") to grant designated officer(s)/member(s)/partner(s) of an entity (corporation/LLC/LP full authority regarding an investment in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

Date:

I hereby certify that pursuant to:

(a) a valid meeting of the board of directors/members/partners of ________ an entity organized and existing under and by virtue of the laws of the State of ________ (the "Entity"), at which said meeting a quorum was present and acting throughout, or

(b) a valid written consent of such a board of directors/members/partners,

the following resolution was adopted and remains in full force and effect without modification through the date set forth above:

RESOLVED, that any officers/members/partners of the entity listed below are, and any one of them hereby is, fully authorized, empowered, and directed to invest and to make any modifications to investments in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. and that each of such officers/members/partners is hereby authorized, empowered, and directed to execute, deliver on behalf of the entity and cause the entity to perform, under any and all agreements, instruments and other documents, and to take such actions as such officer may reasonably deem necessary or advisable to carry out such investments or modifications thereto.

I further certify that the authority thereby conferred is not inconsistent with the Charter or Bylaws/agreements of this entity, and that the following is a true and correct list of the officers/members/partners of this entity as of the present date.

OFFICERS/ MEMBERS/ PARTNERS

Please list all officers/members/partners of the entity who meet the requirements listed above.

Name:	Title:	
Name:	Title:	
Name:	Title:	
In Witness Whereof, I have hereunto set my hand this	day of	20

Secretary

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